Share-Based Compensation - Schedule of Stock Option Activity (Detail) - CNH EIP	12 Months Ended
Dec. 31, 2018 $ / shares shares
Shares
Outstanding at beginning of year | shares	214,574
Forfeited | shares	0
Expired | shares	(11,545)
Exercised | shares	(203,029)
Outstanding at end of year | shares	0
Exercisable at end of year | shares	0
Weighted-Average Exercise Price
Outstanding at beginning of year | $ / shares	$ 8.78
Forfeited | $ / shares	0.00
Expired | $ / shares	8.78
Exercised | $ / shares	8.78
Outstanding at end of year | $ / shares	0.00
Exercisable at end of year | $ / shares	$ 0.00